Cover	12 Months Ended
Mar. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	GCL GLOBAL HOLDINGS LTD.
Entity Central Index Key	0002002045
Entity File Number	001-42523
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Oct. 12, 2023
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	29 Tai Seng Avenue #02-01
Entity Address, Address Line Two	Natural Cool Lifestyle Hub
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	534119
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	121,947,978
Ordinary Shares, $0.0001 par value per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, $0.0001 par value per share
Trading Symbol	GCL
Security Exchange Name	NASDAQ
Warrants, each exercisable for one Ordinary Share at an exercise price of $11.50 per share
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	GCLWW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Sebastian Toke
Entity Address, Address Line One	29 Tai Seng Avenue #02-01
Entity Address, Address Line Two	Natural Cool Lifestyle Hub
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	534119
Entity Phone Fax Numbers [Line Items]
City Area Code	65
Local Phone Number	80427330